Supplementary Cash Flow Information - Summary of Non-Cash Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Non Cash Activities [Line Items]
Recognition of Right of Use asset and Lease Liability	$ 6,516
Equity portion of convertible debenture	4,874
Acquisition of previously leased PP&E	968
Biological assets transferred to Inventory	6,596	$ 2,074
Equity issued to purchase NCI	1,766	205
Deferred rent recorded to Lease Liability	$ 230
Class D Units [member]
Disclosure Detail Of Non Cash Activities [Line Items]
Conversion of debt into Class Units		13,422
Class F Units [member]
Disclosure Detail Of Non Cash Activities [Line Items]
Conversion of debt into Class Units		299
Class E Units Business Acquisition [member]
Disclosure Detail Of Non Cash Activities [Line Items]
Class E Units for purchase of Healthy Pharms		$ 3,500